Note 6 - Product Warranties (Details Textual) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Standard and Extended Product Warranty Accrual, Ending Balance	$ 65,000	$ 80,000	$ 75,000
Product Warranty Expense	61,465	89,548
Accounts Payable and Accrued Liabilities [Member]
Standard and Extended Product Warranty Accrual, Ending Balance	$ 65,000	$ 80,000